SUBSEQUENT EVENTS (Details Narrative) - shares													4 Months Ended	12 Months Ended
	Mar. 18, 2024	Dec. 20, 2023	Dec. 07, 2023	Dec. 05, 2023	Apr. 27, 2023	Mar. 18, 2023	Mar. 13, 2023	Feb. 13, 2023	Aug. 29, 2022	Aug. 15, 2022	Mar. 24, 2022	May 13, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									429	228,572	1,286	155,845	691,000
Stock Issued During Period, Shares, Issued for Services		301,284
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					2,143			3,572							228,572
Stock Issued During Period, Shares, Issued for Services														990,092	29,747
Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			691,000	20,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						18,333	10,000
Consulting Services [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,286
Consulting Services One [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	3,508